Amounts in Noah Investment and its Subsidiaries Included in Consolidated Financial Statements (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Variable Interest Entity [Line Items]
Increase in amounts due to the Group's subsidiaries	$ 24,956,969	¥ 161,666,257	¥ 169,322,299	¥ 209,824,414